UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10065

Investment Company Act File Number

Tax-Managed Small-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Small-Cap Portfolio

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.8%

Security	Shares	Value
Aerospace & Defense — 3.4%
Hexcel Corp.	56,177	$3,803,745
Mercury Systems, Inc.(1)	31,908	1,870,766

		$5,674,511

Auto Components — 0.9%
Visteon Corp.(1)	20,364	$1,565,788

		$1,565,788

Banks — 5.7%
Columbia Banking System, Inc.	65,210	$2,396,467
Sterling Bancorp	146,337	2,815,524
Stock Yards Bancorp, Inc.	57,349	1,982,555
Wintrust Financial Corp.	33,619	2,391,656

		$9,586,202

Biotechnology — 0.8%
Ligand Pharmaceuticals, Inc.(1)	11,012	$1,300,517

		$1,300,517

Building Products — 0.7%
Trex Co., Inc.(1)	17,107	$1,193,384

		$1,193,384

Capital Markets — 3.1%
Cohen & Steers, Inc.	102,510	$3,857,451
Lazard, Ltd., Class A	32,330	1,286,411

		$5,143,862

Chemicals — 4.3%
Balchem Corp.	26,408	$2,192,392
NewMarket Corp.	6,575	2,637,167
Valvoline, Inc.	109,245	2,415,407

		$7,244,966

Commercial Services & Supplies — 3.5%
Brink’s Co. (The)	36,930	$2,734,667
Multi-Color Corp.	36,719	1,709,269
Viad Corp.	26,592	1,401,398

		$5,845,334

Distributors — 0.5%
Pool Corp.	5,726	$858,385

		$858,385

Security	Shares	Value
Diversified Consumer Services — 4.5%
Bright Horizons Family Solutions, Inc.(1)	8,350	$966,846
Grand Canyon Education, Inc.(1)	36,541	3,396,121
ServiceMaster Global Holdings, Inc.(1)	82,557	3,218,897

		$7,581,864

Electric Utilities — 1.5%
ALLETE, Inc.	33,231	$2,556,793

		$2,556,793

Electrical Equipment — 1.5%
EnerSys	28,398	$2,421,214

		$2,421,214

Energy Equipment & Services — 0.6%
Oceaneering International, Inc.(1)	68,057	$1,067,814

		$1,067,814

Equity Real Estate Investment Trusts (REITs) — 8.6%
Acadia Realty Trust	69,012	$1,982,715
American Homes 4 Rent, Class A	69,739	1,541,929
CubeSmart	76,637	2,371,915
EastGroup Properties, Inc.	22,174	2,294,122
Healthcare Realty Trust, Inc.	71,155	2,297,595
Rexford Industrial Realty, Inc.	64,730	2,174,928
STORE Capital Corp.	52,595	1,699,871

		$14,363,075

Food & Staples Retailing — 1.0%
Performance Food Group Co.(1)	48,230	$1,647,537

		$1,647,537

Food Products — 0.5%
J&J Snack Foods Corp.	5,515	$851,240

		$851,240

Gas Utilities — 1.8%
ONE Gas, Inc.	36,122	$2,967,422

		$2,967,422

Health Care Equipment & Supplies — 7.2%
ICU Medical, Inc.(1)	18,477	$4,597,078
Integra LifeSciences Holdings Corp.(1)	37,878	1,793,902
Masimo Corp.(1)	14,973	1,862,491
West Pharmaceutical Services, Inc.	21,767	2,356,713
Wright Medical Group NV(1)	46,139	1,376,788

		$11,986,972

Security	Shares	Value
Health Care Providers & Services — 4.0%
Addus HomeCare Corp.(1)	23,230	$1,397,285
Amedisys, Inc.(1)	17,507	2,296,218
Chemed Corp.	6,853	2,041,783
R1 RCM, Inc.(1)	111,160	902,619

		$6,637,905

Hotels, Restaurants & Leisure — 0.3%
Texas Roadhouse, Inc.	8,913	$542,267

		$542,267

Household Products — 1.0%
Central Garden & Pet Co., Class A(1)	45,394	$1,616,934

		$1,616,934

Insurance — 4.7%
AMERISAFE, Inc.	23,220	$1,379,500
First American Financial Corp.	38,940	1,950,115
Horace Mann Educators Corp.	58,766	2,447,604
Kinsale Capital Group, Inc.	7,970	462,260
RLI Corp.	23,759	1,568,332

		$7,807,811

Interactive Media & Services — 1.3%
Eventbrite, Inc., Class A(1)	74,188	$2,226,382

		$2,226,382

IT Services — 4.6%
Conduent, Inc.(1)	98,130	$1,251,158
CSG Systems International, Inc.	63,196	2,287,063
Euronet Worldwide, Inc.(1)	36,728	4,224,087

		$7,762,308

Leisure Products — 0.7%
Brunswick Corp.	23,507	$1,182,872

		$1,182,872

Machinery — 4.0%
Milacron Holdings Corp.(1)	133,376	$1,848,591
RBC Bearings, Inc.(1)	12,283	1,712,496
Woodward, Inc.	34,282	3,114,520

		$6,675,607

Marine — 1.6%
Kirby Corp.(1)	35,843	$2,684,999

		$2,684,999

Security	Shares	Value
Oil, Gas & Consumable Fuels — 1.5%
Gulfport Energy Corp.(1)	99,864	$837,859
Jagged Peak Energy, Inc.(1)	56,647	596,493
PDC Energy, Inc.(1)	33,652	1,096,046

		$2,530,398

Pharmaceuticals — 2.1%
Catalent, Inc.(1)	95,723	$3,535,050

		$3,535,050

Road & Rail — 1.3%
Landstar System, Inc.	21,576	$2,191,690

		$2,191,690

Software — 11.0%
ACI Worldwide, Inc.(1)	152,045	$4,494,450
Altair Engineering, Inc., Class A(1)	111,463	3,609,172
Blackbaud, Inc.	25,600	1,832,960
CDK Global, Inc.	29,494	1,442,552
Ceridian HCM Holding, Inc.(1)	38,428	1,583,618
Envestnet, Inc.(1)	20,388	1,106,049
RealPage, Inc.(1)	76,346	4,257,816

		$18,326,617

Specialty Retail — 2.5%
Floor & Decor Holdings, Inc., Class A(1)	29,382	$1,007,509
Hudson, Ltd., Class A(1)	41,623	536,104
Monro, Inc.	23,461	1,681,216
National Vision Holdings, Inc.(1)	27,299	867,016

		$4,091,845

Textiles, Apparel & Luxury Goods — 3.5%
Columbia Sportswear Co.	27,859	$2,484,744
Gildan Activewear, Inc.	100,878	3,417,747

		$5,902,491

Thrifts & Mortgage Finance — 0.8%
Essent Group, Ltd.(1)	31,977	$1,271,086

		$1,271,086

Trading Companies & Distributors — 1.5%
Applied Industrial Technologies, Inc.	43,722	$2,580,035

		$2,580,035

Security	Shares	Value
Water Utilities — 0.3%
Middlesex Water Co.	8,585	$482,477

		$482,477

Total Common Stocks (identified cost $131,166,786)		$161,905,654

Exchange-Traded Funds — 2.8%

Security	Shares	Value
Equity Funds — 2.8%
iShares Russell 2000 ETF	32,242	$4,805,993

Total Exchange-Traded Funds (identified cost $4,798,045)		$4,805,993

Short-Term Investments — 3.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(2)	4,985,903	$4,985,903

Total Short-Term Investments (identified cost $4,985,625)		$4,985,903

Total Investments — 102.6% (identified cost $140,950,456)		$171,697,550

Other Assets, Less Liabilities — (2.6)%		$(4,416,106)

Net Assets — 100.0%		$167,281,444

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $18,462.

The Portfolio did not have any open derivative instruments at January 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$161,905,654	*	$—	$—	$161,905,654
Exchange-Traded Funds	4,805,993		—	—	4,805,993
Short-Term Investments	—		4,985,903	—	4,985,903
Total Investments	$166,711,647		$4,985,903	$—	$171,697,550

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 22, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019